CONVERTIBLE DEBT FACILITY	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
CONVERTIBLE DEBT FACILITY [text block]

15. CONVERTIBLE DEBT FACILITY

On July 28, 2022, the Company executed a credit agreement with Beedie Investment Ltd. (the "Lender"), for the issuance of a non-revolving term convertible debt facility (the "Convertible Facility") in the principal amount up to $20 million. Maturity date of the loan is set as 36 months following the closing date (August 4, 2022), which could be extended for an additional 12 months, if certain conditions are met. On August 4, 2022, an initial advance of $10 million was drawn under this facility, with the Company having the option to draw "subsequent advances" in increments of at least $2.5 million, up to an additional $10 million, subject to certain conditions (no default, event of default, or material adverse effect shall have occurred or be continuing, receipt of conditional exchange approval of the subsequent advance conversion price and the common shares issuable upon the conversion of such subsequent advance, lender satisfaction with all material authorizations, leases and licenses for the current stage of the DeLamar project and, in the case of a subsequent advance, with filing of the Plan of Operations for the DeLamar project, an amount of unrestricted cash of the loan parties is at all times a minimum of USD $2 million). The Convertible Facility is secured by the Company's material assets and guaranteed by the Company's subsidiaries.

The Company's Convertible Facility contains a financial liability (non-derivative host contract) and one or more embedded derivatives. The liability was initially recorded at residual value and is subsequently carried at amortized cost using the effective interest rate method; the liability is accreted to the face value over the term of the convertible debt. All accretion was expensed to the statement of income (loss) and comprehensive income (loss).

The conversion feature within the convertible facility has been determined to be an embedded derivative that is not closely related to the liability host, and it is bifurcated and accounted for separately, by first valuing the derivative component.

The Company is required to pay standby fees, of 2% (annual rate), calculated on the undrawn portion of the Convertible Facility, calculated on a daily basis, compounded quarterly, and payable in arrears on each interest payment date (quarterly) following the effective date commencing September 30, 2022. Those fees are deferred in full (and included in deferred transaction costs (see Note 11).

The Convertible Facility bears interest at 8.75% per annum. Prior to July 31, 2024, interest will be accrued and shall be compounded quarterly and added to the principal at the end of each quarterly interest period. Commencing with the quarterly interest period ending September 30, 2024, interest shall be paid quarterly either in cash or shares.

If for a period of 30 consecutive trading days, the Company's volume weighted average trading price ("VWAP") of the common shares measured on the close of the trading on each such day equals or exceeds a 50% premium above the initial advance conversion price or the subsequent advance conversion price for any subsequent advance, the Company shall, provided no event of default occurred and be continuing, be entitled to have a onetime right to elect to cause the lender to convert up to 50% of the outstanding principal amount.

The Company may, at any time so long as an event of default has not occurred and it is continuing, make a prepayment of the outstanding advances, a make whole fee equal to the interest that would have accrued on such principal amount being prepaid from the date such advance was made up to the earlier of the date that is 30 months following the date of such advance and the maturity date then in effect at the rate of interest applicable thereto less the amount of interest paid to date on such outstanding principal amount being prepaid; if the prepayment of any advance occurs after the date that is 30 months following the date such advance, a prepayment fee equal to 2% of the principal amount of such advance being prepaid; and all of other outstanding obligations if the Convertible Facility is prepaid in full.

At any time prior to repayment of the outstanding principal amount, the lender is entitled to elect to convert all or any portion of the principal amount (together with all outstanding standby fees and interest) into such number of common shares in the capital of the Company at a conversion price of a) for the initial advance CAD$1.22 b) for the subsequent advance conversion price (equal to the higher of a) closing price on the trading day immediately prior to the date of the advance or b) a 20% premium on the 30-day VWAP immediately prior to the date of the advance).

A summary of the changes in the convertible facility for the year ended December 31, 2022 is as follows:

	Convertible facility - liability component	Convertible facility - derivative component	Total convertible debt facility
Balance, December 31, 2021	$-	$-	$-
Fair value at initial recognition on August 4, 2022	8,381,000	1,619,000	10,000,000
Transaction costs amortization	(472,221)	-	(472,221)
Interest expense accrual	360,205	-	360,205
Accretion	194,230	-	194,230
Change in fair value of derivatives	-	(34,000)	(34,000)
Balance, December 31, 2022	$8,463,214	$1,585,000	$10,048,214

Upon the occurrence of an event of default which is continuing, all obligations shall at the option of the lender be accelerated and become immediately due and payable.

The assumptions used in this valuation model and the resulting fair value of the embedded derivatives at August 4, 2022 were as follows:

Maturity date: August 4, 2025

Risk-free rate: 2.26% - 3.05% (three years)

Exchange rate (USD$ to CAD$): 1.2854

Share price: $0.66 (Integra's August 4, 2022 closing share price)

Expected volatility: 56.3%

Dividend yield: %Nil

Annual interest rate: 8.75%

Conversion price: $0.94912 (CAD$1.22) per share

Conversion price cap: $1.45215

Credit spread: 12.62%

The assumptions used in this valuation model and the resulting fair value of the embedded derivatives at December 31, 2022 were as follows:

Maturity date: August 4, 2025

Risk-free rate: 4.24% - 4.29% (three years)

Exchange rate (USD$ to CAD$): 1.3544

Share price: $0.63 (Integra's December 30, 2022 closing share price)

Expected volatility: 53.4%

Dividend yield: %Nil

Annual interest rate: 8.75%

Conversion price: $0.90077 (CAD$1.22) per share

Conversion price cap: $1.37817

Credit spread: 13.94%